Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]
Balance at beginning of period at Dec. 31, 2011	$ 62,960	$ 361	$ 5,173	$ 2,536	$ 56,032	$ (1,142)
Comprehensive income:
Net income	6,853	0	0	0	6,853	0
Net unrealized loss on securities available-for- sale, net of reclassification and tax effects	(192)	0	0	(192)	0	0
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	(5)	0	0	(5)	0	0
Comprehensive income	6,656
Stock-based compensation expense	16	0	16	0	0	0
Purchase of treasury stock	(78)	0	0	0	0	(78)
Sale of treasury stock	141	0	0	0	(24)	165
Cash dividends	(2,044)	0	0	0	(2,044)	0
Balance at end of period at Dec. 31, 2012	67,651	361	5,189	2,339	60,817	(1,055)
Comprehensive income:
Net income	7,118	0	0	0	7,118	0
Net unrealized loss on securities available-for- sale, net of reclassification and tax effects	(5,493)	0	0	(5,493)	0	0
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	3	0	0	3	0	0
Comprehensive income	1,628
Stock-based compensation expense	40	0	40	0	0	0
Purchase of treasury stock	(173)	0	0	0	0	(173)
Sale of treasury stock	30	0	0	0	(1)	31
Cash dividends	(2,415)	0	0	0	(2,415)	0
Balance at end of period at Dec. 31, 2013	$ 66,761	$ 361	$ 5,229	$ (3,151)	$ 65,519	$ (1,197)